Diluted Net Income Per Share Does Not Include Effect of Anti-Dilutive Common Equivalent Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	2,108	2,800	26,848
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	31	152	4,507
Common equivalent shares from stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares			4,653
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	2,077	2,648	17,688